Deposits	12 Months Ended
Jun. 30, 2012
Deposits [Abstract]
Deposits

Note 6. Deposits

Major classifications of deposits at June 30, 2012 and 2011 are summarized as follows:

(In thousands)	2012	2011

Noninterest bearing checking	$52,783	$49,313
Interest bearing deposits:
Certificates of deposit	72,045	91,549
Savings deposits	132,822	111,851
Money market deposits	75,265	73,795
NOW deposits	179,022	143,389
Total interest bearing deposits	459,154	420,584

Total deposits	$511,937	$469,897

Advance payments by borrowers for taxes and insurance totaling $4,859,000 and $4,299,000 at June 30, 2012 and 2011, respectively, are included in savings deposits.

Related party deposits are not material.

The following indicates the amount of certificates of deposit by time remaining to maturity as of June 30, 2012.

(In thousands)	3 months	3 to 6	7 to 12	Over 12
	Or less	Months	Months	Months	Total

Certificates of deposit less than $100,000	$14,792	$10,823	$7,027	$16,979	$49,621
Certificates of deposit $100,000 or more	5,341	3,637	4,067	9,379	22,424
Total certificates of deposit	$20,133	$14,460	$11,094	$26,358	$72,045

Scheduled maturities of certificates of deposit at June 30, 2012 were as follows:

(In thousands)
Fiscal year end
2013	$45,687
2014	7,847
2015	16,699
2016	1,812
$72,045